Fair Value Measurement (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	$ 70,100	$ 70,070
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Hypothetical Change in Estimated Future Cash Flows	$ (400)